Fair value measurements - Fair value of financial instruments measured on recurring basis (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2024	Mar. 31, 2024
Fair value measurements
Other assets		¥ 1,164,964	¥ 1,155,621
Investments in equity securities		95,746	105,088
Listed Equity [Member]
Fair value measurements
Investments in equity securities		69,373	78,708
Unlisted Equity [Member]
Fair value measurements
Investments in equity securities		882	26,380
Recurring [Member]
Fair value measurements
Trading assets and private equity and debt investments	[1]	20,397,000	18,074,000
Recurring [Member] | Other assets [Member]
Fair value measurements
Other assets	[1],[2],[3]	759,000	683,000
Recurring [Member] | Net asset value per share [Member]
Fair value measurements
Trading assets and private equity and debt investments		61,000	59,000
Recurring [Member] | Net asset value per share [Member] | Other assets [Member]
Fair value measurements
Other assets		¥ 3,000	¥ 3,000

[1]	Investments that are carried at fair value using NAV per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2024 and September 30, 2024, the fair values of these investments which are included in Trading assets and private equity and debt investments were ¥59 billion and ¥61 billion, respectively. As of March 31, 2024 and September 30, 2024, the fair values of these investments which are included in Other assets were ¥3 billion and ¥3 billion, respectively.
[2]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[3]	Includes equity investments which comprise listed and unlisted equity securities held for operating purposes in the amounts of ¥78,708 million and ¥26,380 million, respectively, as of March 31, 2024 and ¥69,373 million and ¥882 million, respectively, as of September 30, 2024.